Federated Hermes Michigan Intermediate Municipal Fund
A Portfolio of Federated Hermes Municipal Securities Income Trust
CLASS A SHARES (TICKER MMIFX)
INSTITUTIONAL SHARES (TICKER MMFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2023
Federated Investment Management Company, investment adviser (“Adviser”) to Federated Hermes Michigan Intermediate Municipal Fund (the “Fund”), has determined to allow the Fund’s fee waivers to expire without renewal following their termination date effective November 1, 2023. Accordingly, the Fund will now bear all of its operating expenses, without limit or reimbursement by the Adviser, as reflected in the Fund’s most recently filed prospectus dated November 1, 2023.
November 1, 2023

Federated Hermes Michigan Intermediate Municipal Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456255 (11/23)
© 2023 Federated Hermes, Inc.